United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Six months ended 02/28/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2013 through February 28, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	30.7%
Hospital	18.5%
Water Sewer	10.9%
Education	9.2%
Transportation	8.4%
Special Tax	8.1%
Industrial Development Bond/Pollution Control Revenue	3.6%
General Obligation—State	3.5%
Public Power	2.9%
Electric & Gas	2.0%
Other[2]	1.2%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 97.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.9%
		Michigan—97.9%
$1,000,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series 2012), 5.00% (Q-SBLF GTD), 5/1/2020	$1,183,020
1,300,000		Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,405,638
955,000		Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,050,987
1,000,000		Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,135,160
1,000,000		Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,102,730
725,000		Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	852,607
1,690,000		Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (Assured Guaranty Municipal Corp. INS), 12/1/2023	1,786,752
1,000,000		Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,075,660
450,000		Byron Center, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2021	531,144
100,000		Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	100,422
1,000,000		Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,091,730
1,000,000		Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,155,300
500,000		Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	504,205
1,250,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,337,987
2,000,000		Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00% (Q-SBLF GTD), 5/1/2025	2,258,960
1,500,000	[1]	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,509,165
1,000,000	[1]	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,005,110
1,000,000	[1]	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020	1,046,200
Semi-Annual Shareholder Report
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,000,000	[1]	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	$2,005,120
1,000,000		Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(Assured Guaranty Municipal Corp. INS), 10/1/2021	1,104,120
2,000,000		Dickinson County, MI EDC, Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,040,440
1,000,000		Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	1,081,770
250,000		Essexville-Hampton, MI Public Schools, Refunding UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	251,560
1,000,000		Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,131,620
500,000		Grand Rapids, MI Community College, LT GO Community College Bonds (Series 2012), 5.00%, 5/1/2024	570,970
1,000,000		Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,172,930
2,000,000		Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(Assured Guaranty Corp. INS), 6/1/2026	2,151,300
2,130,000		Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS), 5/15/2019	2,481,599
1,000,000		Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,075,660
1,000,000		Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,132,310
450,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2014	460,386
510,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2015	544,308
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,971,282
1,345,000		Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,390,959
1,750,000		Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,905,750
1,500,000		Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,704,060
1,000,000		Kentwood, MI Public Schools, Refunding UT GO Bonds (Series 2012), 4.00%, 5/1/2022	1,098,660
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (Assured Guaranty Municipal Corp. INS), 11/15/2020	$1,086,659
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,156,044
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,323,276
400,000	Michigan Finance Authority, Hospital Revenue Bonds (Series 2012), 5.00% (Sparrow Obligated Group, MI), 11/15/2026	428,364
1,500,000	Michigan Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,759,665
1,000,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,155,790
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,763,922
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	1,122,840
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	576,070
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,109,060
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,136,000
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,343,080
2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/15/2021	2,790,854
1,970,000	Michigan State Financial Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,142,178
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,397,655
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2012A), 5.00% (Crittenton Hospital Medical Center), 6/1/2027	1,018,330
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,051,810
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,019,390
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 2010 F-3), 2.625% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 6/30/2014	$1,007,770
750,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2022	791,235
155,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.38% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%)/(National Public Finance Guarantee Corporation INS), 8/15/2014	158,743
1,790,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	1,874,130
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,233,080
250,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	256,415
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	513,910
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2025	1,032,540
1,000,000	Michigan State Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC INS), 5/1/2021	1,244,310
2,000,000	Michigan State Strategic Fund, Revenue Bonds , 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	2,003,660
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	3,012,802
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	1,032,270
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	1,024,340
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	581,050
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	573,025
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,133,670
1,000,000	Michigan Strategic Fund, Ltd Obligation Revenue Refunding Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,097,110
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL), 10/1/2018	1,189,990
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	572,600
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	$1,044,730
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2022	1,995,869
525,000	Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	546,268
550,000	Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	621,951
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,186,726
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,180,124
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (Assured Guaranty Municipal Corp. INS), 7/1/2025	1,793,580
430,000	Troy, MI School District, UT GO School Building & Site Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2023	506,076
1,000,000	University of Michigan Regents, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,100,610
250,000	University of Michigan Regents, General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	304,815
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	568,975
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,211,560
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,218,880
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	1,125,540
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,166,440
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	583,905
1,000,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	1,099,470
	TOTAL	111,376,737
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $106,086,345)	111,376,737
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—1.1%[2]
	Michigan—1.1%
$1,300,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 3/7/2014 (AT AMORTIZED COST)	$1,300,000
	TOTAL MUNICIPAL INVESTMENTS—99.0% (AT IDENTIFIED COST $107,386,345)[3]	112,676,737
	OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	1,129,246
	TOTAL NET ASSETS—100%	$113,805,983
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.7% of the Fund's portfolio as calculated based upon total market value.
1	Obligor has filed for bankruptcy.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $107,328,127.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
Q-SBLF	—Qualified School Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.90	$11.59	$11.17	$11.27	$10.80	$10.84
Income From Investment Operations:
Net investment income	0.17	0.34	0.36	0.39	0.40	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.29	(0.67)	0.42	(0.10)	0.47	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.46	(0.33)	0.78	0.29	0.87	0.38
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.36)	(0.39)	(0.40)	(0.42)
Distributions from net realized gain on investments	—	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.36)	(0.36)	(0.39)	(0.40)	(0.42)
Net Asset Value, End of Period	$11.19	$10.90	$11.59	$11.17	$11.27	$10.80
Total Return[1]	4.21%	(2.89)%	7.11%	2.74%	8.25%	3.69%
Ratios to Average Net Assets:
Net expenses	0.71%[2]	0.63%	0.62%	0.54%	0.54%	0.54%
Net investment income	3.04%[2]	2.95%	3.16%	3.60%	3.66%	3.98%
Expense waiver/reimbursement[3]	0.23%[2]	0.26%	0.35%	0.38%	0.35%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,806	$121,759	$131,357	$124,626	$160,614	$164,536
Portfolio turnover	3%	8%	13%	16%	21%	12%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis
3	This expense decrease is reflected in both net expenses and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $107,386,345)		$112,676,737
Cash		24,183
Income receivable		1,387,653
Receivable for shares sold		64,942
TOTAL ASSETS		114,153,515
Liabilities:
Payable for shares redeemed	$183,748
Income distribution payable	97,492
Payable for portfolio accounting fees	37,447
Payable for shareholder services fee (Note 5)	19,081
Accrued expenses (Note 5)	9,764
TOTAL LIABILITIES		347,532
Net assets for 10,165,917 shares outstanding		$113,805,983
Net Assets Consist of:
Paid-in capital		$108,865,552
Net unrealized appreciation of investments		5,290,392
Accumulated net realized loss on investments and futures contracts		(359,483)
Undistributed net investment income		9,522
TOTAL NET ASSETS		$113,805,983
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($113,805,983 ÷ 10,165,917 shares outstanding), no par value, unlimited shares authorized		$11.19
Offering price per share (100/97.00 of 11.19)		$11.54
Redemption proceeds per share		$11.19
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest		$2,149,129
Expenses:
Investment adviser fee (Note 5)	$228,769
Administrative fee (Note 5)	44,667
Custodian fees	4,791
Transfer agent fees	26,236
Directors'/Trustees' fees (Note 5)	897
Auditing fees	12,646
Legal fees	6,148
Shareholder services fee (Note 5)	122,986
Account administration fee	18,355
Portfolio accounting fees	44,728
Share registration costs	12,680
Printing and postage	10,458
Insurance premiums (Note 5)	2,118
Miscellaneous (Note 5)	830
TOTAL EXPENSES	536,309
Waiver of investment adviser fee (Note 5)	(128,622)
Net expenses		407,687
Net investment income		1,741,442
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(298,165)
Net change in unrealized appreciation of investments		3,384,711
Net realized and unrealized gain on investments		3,086,546
Change in net assets resulting from operations		$4,827,988
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,741,442	$3,909,334
Net realized loss on investments	(298,165)	(107,004)
Net change in unrealized appreciation/depreciation of investments	3,384,711	(7,596,863)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,827,988	(3,794,533)
Distributions to Shareholders:
Distributions from net investment income	(1,734,608)	(3,840,570)
Distributions from net realized gain on investments	—	(399,669)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,734,608)	(4,240,239)
Share Transactions:
Proceeds from sale of shares	9,774,043	24,425,523
Net asset value of shares issued to shareholders in payment of distributions declared	1,056,999	2,507,513
Cost of shares redeemed	(21,877,421)	(28,496,230)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,046,379)	(1,563,194)
Change in net assets	(7,952,999)	(9,597,966)
Net Assets:
Beginning of period	121,758,982	131,356,948
End of period (including undistributed net investment income of $9,522 and $2,688, respectively)	$113,805,983	$121,758,982
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2014	Year Ended 8/31/2013
Shares sold	882,341	2,120,302
Shares issued to shareholders in payment of distributions declared	95,406	218,492
Shares redeemed	(1,982,824)	(2,505,982)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,005,077)	(167,188)
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $107,328,127. The net unrealized appreciation of investments for federal tax purposes was $5,348,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,610,750 and net unrealized depreciation from investments for those securities having an excess of cost over value of $262,140.
At August 31, 2013, the Fund had a net capital loss carryforward of $107,170 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$(107,170)	$—	$(107,170)
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Adviser voluntarily waived $128,622 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$122,986
For the six months ended February 28, 2014, FSSC received $987 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
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Interfund Transactions
During the six months ended February 28, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,550,000 and $15,550,000, respectively.
Expense Limitation
Effective November 1, 2013, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014 were as follows:
Purchases	$3,027,860
Sales	$14,572,379
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2014, 49.5% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) by a letter of credit from any one institution or agency, Assured Guaranty Municipal Corp., was 26.3% of total investments.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,042.10	$3.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.27	$3.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Municipal Securities Income Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 109,844,139.999 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	91,507,128.403	2,809,854.606
Maureen Lally-Green	92,819,244.677	1,497,738.332
Thomas M. O'Neill	92,644,697.917	1,672,285.092
P. Jerome Richey	92,746,737.657	1,570,245.352
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Michigan Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
3032602 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	NYIFX
B	NYIBX

Federated New York Municipal Income Fund
Fund Established 1992

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2013 through February 28, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Special Tax	15.0%
General Obligation—Local	14.7%
Transportation	14.1%
General Obligation—State	13.5%
Education	11.7%
Industrial Development Bond/Pollution Control	6.0%
Water and Sewer	5.3%
Resource Recovery	4.7%
Hospital	4.1%
Pre-refunded	3.7%
Other[2]	9.9%
Other Assets and Liabilities—Net[3]	(2.7)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 92.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
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Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.7%
	New York—95.7%
$1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	$1,159,290
250,000	Battery Park, NY City Authority, Senior Revenue Bonds (Series 2013A), 5.00%, 11/1/2025	297,680
480,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.38% (Original Issue Yield: 6.48%), 7/15/2043	515,760
215,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	234,591
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	225,700
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	499,995
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	531,850
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	268,893
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	513,875
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2025	568,410
475,000	Monroe County, NY IDC, Revenue Bonds (Series 2011A), 5.00% (University of Rochester, NY), 7/1/2041	497,239
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	501,860
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,132,590
500,000	New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	547,780
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	562,385
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	550,815
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	473,685
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	321,087
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	$580,950
455,000	New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	505,296
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	592,455
400,000	New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	449,336
500,000	New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	544,055
400,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	403,684
500,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	567,575
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,156,130
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York Dormitory Facilities)/(National Public Finance Guarantee Corporation INS), 7/1/2031	531,770
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2023	609,370
520,000	New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	589,706
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	566,240
350,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	359,040
400,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	421,436
100,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	101,424
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	557,090
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	270,520
200,000	New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	216,588
400,000	New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (Fordham University), 7/1/2030	442,604
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$240,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.63% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	$255,746
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	335,253
500,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolvong Funds Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.26%), 6/15/2034	552,790
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	589,035
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	588,050
500,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 183 AMT), 3.75%, 10/1/2023	504,405
220,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2028	241,974
500,000	New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2027	565,080
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	292,887
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	550,865
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.13% (New York State), 1/1/2022	508,190
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	551,615
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	600,635
335,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	324,498
500,000	Niagara Area Development Corporation, NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	521,780
500,000	Port Authority of New York and New Jersey, 5.00%, 12/1/2029	529,715
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	497,277
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	545,410
170,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	201,731
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	$332,830
400,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.13% (Original Issue Yield: 5.35%), 6/1/2042	313,420
	TOTAL	28,271,940
	Puerto Rico—3.0%
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	640,496
200,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	151,106
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	101,604
	TOTAL	893,206
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $27,740,296)	29,165,146
	SHORT-TERM MUNICIPALS—4.0%[1]
	New York—4.0%
100,000	New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.03%, 3/3/2014	100,000
1,100,000	New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (BNP Paribas SA LOC), 0.04%, 3/3/2014	1,100,000
	TOTAL	1,200,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)
	TOTAL MUNICIPAL INVESTMENTS—102.7% (IDENTIFIED COST $28,940,296)[2]	30,365,146
	OTHER ASSETS AND LIABILITIES - NET—(2.7)%[3]	(808,878)
	TOTAL NET ASSETS—100%	$29,556,268
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $28,921,396.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
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5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LOC	—Letter of Credit
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.86	$10.65	$10.13	$10.32	$9.71	$9.98
Income From Investment Operations:
Net investment income	0.16	0.34	0.36	0.38	0.38	0.41
Net realized and unrealized gain (loss) on investments, futures and swap contracts	0.38	(0.80)	0.52	(0.19)	0.61	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.46)	0.88	0.19	0.99	0.14
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.36)	(0.38)	(0.38)	(0.41)
Net Asset Value, End of Period	$10.24	$9.86	$10.65	$10.13	$10.32	$9.71
Total Return[1]	5.56%	(4.50)%	8.88%	2.00%	10.41%	1.68%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.76%	0.62%	0.76%	0.76%	0.76%
Net investment income	3.33%[2]	3.15%	3.49%	3.88%	3.82%	4.40%
Expense waiver/reimbursement[3]	0.69%[2]	0.53%	1.18%	1.12%	0.98%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,909	$27,534	$33,073	$29,108	$31,644	$29,334
Portfolio turnover	15%	7%	19%	11%	26%	12%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.86	$10.65	$10.13	$10.32	$9.71	$9.98
Income from Investment Operations:
Net Investment Income	0.13	0.25	0.28	0.31	0.31	0.34
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.38	(0.79)	0.53	(0.19)	0.61	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.54)	0.81	0.12	0.92	0.07
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.29)	(0.31)	(0.31)	(0.34)
Net Asset Value, End of Period	$10.24	$9.86	$10.65	$10.13	$10.32	$9.71
Total Return[1]	5.17%	(5.21)%	8.07%	1.23%	9.58%	0.91%
Ratios to Average Net Assets:
Net expenses	1.52%[2]	1.52%	1.38%	1.52%	1.52%	1.52%
Net investment income	2.57%[2]	2.37%	2.72%	3.10%	3.07%	3.65%
Expense waiver/reimbursement[3]	0.68%[2]	0.52%	1.17%	1.10%	0.92%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,647	$2,661	$3,022	$3,471	$9,362	$10,511
Portfolio turnover	15%	7%	19%	11%	26%	12%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $28,940,296)		$30,365,146
Cash		24,402
Income receivable		326,871
Receivable for shares sold		2,189
TOTAL ASSETS		30,718,608
Liabilities:
Payable for investments purchased	$939,680
Payable for shares redeemed	164,730
Income distribution payable	14,667
Payable for shareholder services fee (Note 5)	5,610
Payable for distribution services fee (Note 5)	1,584
Payable to adviser (Note 5)	824
Payable for Directors'/Trustees' fees (Note 5)	15
Accrued expenses (Note 5)	35,230
TOTAL LIABILITIES		1,162,340
Net assets for 2,886,274 shares outstanding		$29,556,268
Net Assets Consists of:
Paid-in capital		$31,290,498
Net unrealized appreciation of investments		1,424,850
Accumulated net realized loss on investments		(3,164,599)
Undistributed net investment income		5,519
TOTAL NET ASSETS		$29,556,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($26,909,274 ÷ 2,627,765 shares outstanding), no par value, unlimited shares authorized		$10.24
Offering price per share (100/95.50 of $10.24)		$10.72
Redemption proceeds per share		$10.24
Class B Shares:
Net asset value per share ($2,646,994 ÷ 258,509 shares outstanding), no par value, unlimited shares authorized		$10.24
Offering price per share		$10.24
Redemption proceeds per share (94.50/100 of $10.24)		$9.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest			$590,390
Expenses:
Investment adviser fee (Note 5)		$57,674
Administrative fee (Note 5)		11,261
Custodian fees		3,017
Transfer agent fees		10,587
Directors'/Trustees' fees (Note 5)		613
Auditing fees		12,645
Legal fees		6,148
Distribution services fee (Note 5)		10,046
Shareholder services fee (Note 5)		35,876
Portfolio accounting fees		44,728
Share registration costs		14,495
Printing and postage		9,851
Insurance premiums (Note 5)		2,033
Miscellaneous (Note 5)		761
TOTAL EXPENSES		219,735
Waiver and Reimbursements (Note 5):
Waiver of investment adviser fee	$(57,674)
Reimbursement of shareholder services fee	(1,138)
Reimbursement of other operating expenses	(40,457)
TOTAL WAIVER AND REIMBURSEMENTS		(99,269)
Net expenses			120,466
Net investment income			469,924
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(100,764)
Net change in unrealized appreciation (depreciation) of investments			1,196,457
Net realized and unrealized gain on investments			1,095,693
Change in net assets resulting from operations			$1,565,617
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$469,924	$1,094,745
Net realized loss on investments	(100,764)	(70,343)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,196,457	(2,535,053)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,565,617	(1,510,651)
Distribution to Shareholders:
Distributions from net investment income
Class A Shares	(432,068)	(1,005,536)
Class B Shares	(34,153)	(69,321)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(466,221)	(1,074,857)
Share Transactions:
Proceeds from sale of shares	4,835,270	3,512,638
Net asset value of shares issued to shareholders in payment of distributions declared	365,297	857,226
Cost of shares redeemed	(6,938,965)	(7,684,071)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,738,398)	(3,314,207)
Change in net assets	(639,002)	(5,899,715)
Net Assets:
Beginning of period	30,195,270	36,094,985
End of period (including undistributed net investment income of $5,519 and $1,816, respectively)	$29,556,268	$30,195,270
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)), and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares
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and Class B Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At February 28, 2014, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	435,583	$4,400,642	222,900	$2,412,401
Shares issued to shareholders in payment of distributions declared	33,559	338,593	75,904	798,931
Shares redeemed	(634,152)	(6,361,505)	(610,414)	(6,369,019)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(165,010)	$(1,622,270)	(311,610)	$(3,157,687)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	43,344	$434,628	103,602	$1,100,237
Shares issued to shareholders in payment of distributions declared	2,647	26,704	5,539	58,295
Shares redeemed	(57,427)	(577,460)	(122,894)	(1,315,052)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,436)	$(116,128)	(13,753)	$(156,520)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(176,446)	$(1,738,398)	(325.363)	$(3,314.207)
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $28,921,396. The net unrealized appreciation of investments for federal tax purposes was $1,443,750. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,663,799 and net unrealized depreciation from investments for those securities having an excess of cost over value of $220,049.
At August 31, 2013, the Fund had a capital loss carryforward of $2,753,163 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$249,898	N/A	$249,898
2017	$958,822	N/A	$958,822
2018	$1,218,820	N/A	$1,218,820
2019	$325,623	N/A	$325,623
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Adviser, voluntarily waived its entire fee of $57,674 and voluntarily reimbursed $40,457 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$10,046
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2014, FSC retained $4,766 of fees paid by the Fund. For the six months ended February 28, 2014, the Fund's Class A Shares did not incur a distribution service fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2014, FSC retained $384 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$32,527	$(1,138)
Class B Shares	3,349	—
TOTAL	$35,876	$(1,138)
For the six months ended February 28, 2014, FSSC received $2,526 of Service Fees paid by the Fund.
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Interfund Transactions
During the six months ended February 28, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,000,000 and $10,150,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014 were as follows:
Purchases	$4,327,026
Sales	$5,517,000
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7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2014, 23.74% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,055.60	$3.87
Class B Shares	$1,000	$1,051.70	$7.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class B Shares	$1,000	$1,017.26	$7.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class B Shares	1.52%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Municipal Securities Income Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 109,844,139.999 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	91,507,128.403	2,809,854.606
Maureen Lally-Green	92,819,244.677	1,497,738.332
Thomas M. O'Neill	92,644,697.917	1,672,285.092
P. Jerome Richey	92,746,737.657	1,570,245.352
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated New York Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated New York Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923401
CUSIP 313923880
4031009 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	OMIAX
F	OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2013 through February 28, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	16.1%
Education	14.7%
Hospital	14.4%
General Obligation—State	8.9%
Water and Sewer	8.4%
Pre-refunded	7.7%
Special Tax	6.3%
Transportation	6.0%
Public Power	5.8%
Industrial Development Bond/Pollution Control Revenue Bond	2.5%
Other[2]	8.1%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 90.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.0%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,010,270
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	593,645
	TOTAL	1,603,915
	Ohio—95.7%
2,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,083,240
2,250,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	2,264,557
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,164,220
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	2,180,260
500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	542,810
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,182,480
855,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	916,115
1,965,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	1,691,826
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2015	1,045,240
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,000,220
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,089,530
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,159,140
2,490,000	Cincinnati, OH Water System, Revenue Refunding Bonds (Series A), 5.00%, 12/1/2025	2,856,105
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,581,705
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,257,735
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	$2,426,336
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,603,599
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,077,171
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,068,080
1,000,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,068,990
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,425,680
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,144,090
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,345,663
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,145,170
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2028	1,742,040
2,000,000	Cuyahoga County, OH, LT GO Various Purpose Bonds (Series 2009A), 5.00%, 12/1/2022	2,318,860
2,000,000	Dayton CSD, OH, School Facilities Construction & Improvement UT GO Bonds (Series 2013A), 5.00% (Ohio School District Credit Enhancement GTD), 11/1/2021	2,372,920
410,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	410,668
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2026	3,200,820
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,542,632
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,600,284
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2031	2,367,622
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.- University of Cincinnati, Lessee)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,059,890
2,850,000	Hamilton County, OH, Sales Tax Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	2,999,454
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2029	1,446,895
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (United States Treasury PRF 12/1/2016@100), 12/1/2027	$2,249,260
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,630,775
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,221,560
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,083,516
1,500,000	Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,544,790
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,104,140
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,339,040
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,093,575
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,054,610
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	531,485
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011, 5.00%, 9/1/2031	2,160,920
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,819,120
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,142,650
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	807,600
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,176,880
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,509,720
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,135,680
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,271,647
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,626,181
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,025,420
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	$1,903,387
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,096,780
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	328,827
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,082,920
3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/2016@100), 5/1/2019	3,430,705
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,084,240
1,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,077,310
2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	2,428,220
200,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	237,232
1,800,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,048,490
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,081,510
1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00%, 12/1/2021	1,145,670
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,173,640
2,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	2,888,425
1,500,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,626,300
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,303,596
2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,925,315
2,000,000	Ohio State, Infrastructure Improvement UT GO Bonds (Series 2007A), 4.75%, 9/1/2027	2,156,800
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,182,600
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,507,135
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Ohio State, UT GO Highway Capital Improvements (Series 2012Q), 5.00%, 5/1/2021	$2,413,100
2,000,000	Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,090,740
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2022	2,209,000
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC INS), 12/1/2018	465,846
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC INS), 12/1/2020	397,481
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	348,645
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (United States Treasury PRF 7/15/2016@100), 1/15/2031	1,109,750
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	819,003
1,385,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,453,280
750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	711,638
1,000,000	Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,090,870
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,844,940
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,396,918
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,211,800
1,000,000	University of Cincinnati, OH, Receipts Revenue Bonds (Series E), 5.00%, 6/1/2022	1,173,570
	TOTAL	148,356,299
	Puerto Rico—1.3%
980,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.00%, 7/1/2020	808,059
500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	377,765
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	816,660
	TOTAL	2,002,484
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $145,375,623)	151,962,698
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—0.9%[1]
	Ohio—0.9%
$1,000,000	Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.030%, 3/3/2014	$1,000,000
400,000	Ohio State Higher Educational Facility Commission, (Series 2013B-1) Daily VRDNs (Cleveland Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 3/3/2014	400,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,400,000
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $146,775,623)[2]	153,362,698
	OTHER ASSETS AND LIABILITIES - NET—1.1%[3]	1,699,742
	TOTAL NET ASSETS—100%	$155,062,440
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.2% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $146,744,130.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COP	—Certificate of Participation
CSD	—Central School District
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31				Period Ended 8/31/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.70	$11.47	$10.93	$11.14	$10.68	$10.22
Income From Investment Operations:
Net investment income	0.19	0.38	0.38	0.42	0.42	0.37
Net realized and unrealized gain (loss) on investments	0.38	(0.79)	0.56	(0.21)	0.45	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.57	(0.41)	0.94	0.21	0.87	0.81
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.40)	(0.42)	(0.41)	(0.35)
Net Asset Value, End of Period	$11.08	$10.70	$11.47	$10.93	$11.14	$10.68
Total Return[2]	5.34%	(3.73)%	8.72%	2.04%	8.34%	8.11%
Ratios to Average Net Assets:
Net expenses	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%[3,4]
Net investment income	3.42%[3]	3.28%	3.40%	3.87%	3.84%	4.09%[3]
Expense waiver/reimbursement[5]	0.16%[3]	0.14%	0.18%	0.18%	0.16%	0.17%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,380	$45,131	$53,165	$50,990	$57,338	$61,141
Portfolio turnover	0%	15%	17%	9%	20%	13%[6]
1	Reflects operations for the period from November 18, 2008 (date of initial investment) to August 31, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the period ended August 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.70	$11.47	$10.93	$11.14	$10.68	$10.92
Income from Investment Operations:
Net investment income	0.18	0.36	0.36	0.40	0.40	0.43
Net realized and unrealized gain (loss) on investments	0.38	(0.79)	0.56	(0.21)	0.46	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.43)	0.92	0.19	0.86	0.18
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.38)	(0.40)	(0.40)	(0.42)
Net Asset Value, End of Period	$11.08	$10.70	$11.47	$10.93	$11.14	$10.68
Total Return[1]	5.26%	(3.87)%	8.56%	1.89%	8.18%	1.81%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.90%	0.90%	0.90%	0.90%	0.90%[3]
Net investment income	3.27%[2]	3.13%	3.25%	3.70%	3.72%	4.06%
Expense waiver/reimbursement[4]	0.41%[2]	0.39%	0.43%	0.43%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,683	$118,639	$128,005	$117,884	$135,096	$124,090
Portfolio turnover	0%	15%	17%	9%	20%	13%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.90% for the year ended August 31, 2009, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $146,775,623)		$153,362,698
Cash		218
Income receivable		1,853,822
Receivable for shares sold		68,438
Prepaid expenses		17,932
TOTAL ASSETS		155,303,108
Liabilities:
Payable for shares redeemed	$125,835
Payable for portfolio accounting fees	37,447
Payable for shareholder services fee (Note 5)	29,569
Payable for transfer agent fee	14,927
Payable for share registration costs	14,160
Payable for distribution services fee (Note 5)	13,031
Accrued expenses (Note 5)	5,699
TOTAL LIABILITIES		240,668
Net assets for 13,997,625 shares outstanding		$155,062,440
Net Assets Consist of:
Paid-in capital		$150,764,904
Net unrealized appreciation of investments		6,587,075
Accumulated net realized loss on investments		(2,286,670)
Distributions in excess of net investment income		(2,869)
TOTAL NET ASSETS		$155,062,440
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($42,379,656 ÷ 3,825,979 shares outstanding), no par value, unlimited shares authorized		$11.08
Offering price per share (100/95.50 of $11.08)		$11.60
Redemption proceeds per share		$11.08
Class F Shares:
Net asset value per share ($112,682,784 ÷ 10,171,646 shares outstanding), no par value, unlimited shares authorized		$11.08
Offering price per share (100/99.00 of $11.08)		$11.19
Redemption proceeds per share (99.00/100 of $11.08)		$10.97
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest			$3,282,152
Expenses:
Investment adviser fee (Note 5)		$314,282
Administrative fee (Note 5)		61,364
Custodian fees		6,221
Transfer agent fees		44,184
Directors'/Trustees' fees (Note 5)		1,037
Auditing fees		12,644
Legal fees		6,148
Distribution services fee (Note 5)		228,653
Shareholder services fee (Note 5)		195,039
Account administration fee (Note 2)		276
Portfolio accounting fees		44,728
Share registration costs		15,847
Printing and postage		15,035
Insurance premiums (Note 5)		2,159
Miscellaneous (Note 5)		1,296
TOTAL EXPENSES		948,913
Waivers (Note 5):
Waiver of investment adviser fee	$(128,243)
Waiver of distribution services fee	(141,797)
TOTAL WAIVERS		(270,040)
Net expenses			678,873
Net investment income			2,603,279
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(324,151)
Net change in unrealized appreciation of investments			5,874,529
Net realized and unrealized gain on investments			5,550,378
Change in net assets resulting from operations			$8,153,657
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,603,279	$5,805,629
Net realized gain (loss) on investments	(324,151)	589,640
Net change in unrealized appreciation/depreciation of investments	5,874,529	(13,232,061)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,153,657	(6,836,792)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(736,560)	(1,639,985)
Class F Shares	(1,885,964)	(3,874,779)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,622,524)	(5,514,764)
Share Transactions:
Proceeds from sale of shares	4,835,090	21,560,165
Net asset value of shares issued to shareholders in payment of distributions declared	1,940,390	3,993,450
Cost of shares redeemed	(21,014,496)	(30,601,616)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,239,016)	(5,048,001)
Change in net assets	(8,707,883)	(17,399,557)
Net Assets:
Beginning of period	163,770,323	181,169,880
End of period (including undistributed (distributions in excess of) net investment income of $(2,869) and $16,376, respectively)	$155,062,440	$163,770,323
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class F Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.
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For the six months ended February 28, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class F Shares	$276
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	272,552	$2,964,949	477,353	$5,412,099
Shares issued to shareholders in payment of distributions declared	18,260	199,447	40,196	454,572
Shares redeemed	(683,827)	(7,422,844)	(935,465)	(10,408,092)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(393,015)	$(4,258,448)	(417,916)	$(4,541,421)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	171,014	$1,870,141	1,418,767	$16,148,066
Shares issued to shareholders in payment of distributions declared	159,392	1,740,943	313,089	3,538,878
Shares redeemed	(1,248,194)	(13,591,652)	(1,805,955)	(20,193,524)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(917,788)	$(9,980,568)	(74,099)	$(506,580)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,310,803)	$(14,239,016)	(492,015)	$(5,048,001)
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $146,744,130. The net unrealized appreciation of investments for federal tax purposes was $6,618,568. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,511,886 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,893,318.
At August 31, 2013, the Fund had a capital loss carryforward of $1,988,512 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$ 138,316	NA	$ 138,316
2016	$ 641,658	NA	$ 641,658
2017	$ 626,069	NA	$ 626,069
2018	$ 560,004	NA	$ 560,004
2019	$ 22,465	NA	$ 22,465
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended ended February 28, 2014, the Adviser voluntarily waived $128,243 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class F Shares	$228,653	$(141,797)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2014, FSC retained $86,856 of fees paid by the Fund. For the six months ended February 28, 2014, the Fund's Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2014, FSC retained $1,710 in sales charges from the sale of Class A Shares. For the six months ended February 28, 2014, FSC retained $29,022 in CDSC relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$53,518
Class F Shares	141,521
TOTAL	$195,039
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For the six months ended February 28, 2014, FSSC received $820 of fees paid by the Fund.
Interfund Transactions
During the six months ended February 28, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,000,000 and $20,200,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014, were as follows:
Purchases	$0
Sales	$12,953,702
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2014, 29.9% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) by a letter of credit from any one institution or agency was 10.8% of total investments.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
10. SUBSEQUENT EVENT
On March 13, 2014, the Trustees approved the reorganization of Huntington Ohio Tax Free Fund, a portfolio of The Huntington Funds, into the Fund. The reorganization is expected to occur no later than the second quarter of 2014.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,053.40	$3.82
Class F Shares	$1,000	$1,052.60	$4.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class F Shares	$1,000	$1,020.33	$4.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.75%
Class F Shares	0.90%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Municipal Securities Income Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 109,844,139.999 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	91,507,128.403	2,809,854.606
Maureen Lally-Green	92,819,244.677	1,497,738.332
Thomas M. O'Neill	92,644,697.917	1,672,285.092
P. Jerome Richey	92,746,737.657	1,570,245.352
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
24

Evaluation and Approval of Advisory Contract–May 2013
Federated Ohio Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report
27

For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
28

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Ohio Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
2032305 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	PAMFX
B	FPABX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2013 through February 28, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	16.0%
Education	15.8%
General Obligation—State	11.5%
Water & Sewer	10.5%
Transportation	9.8%
General Obligation—Local	9.5%
Special Tax	7.3%
Pre-refunded	4.7%
Industrial Development Bond/Pollution Control Revenue Bond	4.4%
Multi-Family Housing	2.5%
Other[2]	6.8%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 92.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.5%
	Pennsylvania—96.9%
$1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	$1,616,910
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,708,162
3,555,000	Allegheny County, PA HDA , Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,117,863
2,000,000	Allegheny County, PA HDA , Refunding Revenue Bonds (Series 1998A), 5.13% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	2,001,120
1,385,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,405,498
3,000,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,172,890
665,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.13% (Residential Resources Inc. Project), 9/1/2031	619,507
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,183,540
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,932,548
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,175,660
3,000,000	Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	3,053,880
2,000,000	Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,123,180
1,055,000	Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,108,868
2,000,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Mount Nittany Medical Center), 11/15/2032	2,069,840
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 6.30%), 11/15/2044	1,565,400
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,017,780
2,000,000	Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,214,580
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,001,260
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	$1,592,415
2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	2,075,200
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,226,900
2,355,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	2,831,723
5,075,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	5,905,980
4,000,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	4,564,480
6,150,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	6,946,978
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	2,005,640
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	904,800
3,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	3,511,480
410,000	Delaware County, PA Authority, Revenue Bonds (Series 2012), 5.00% (Villanova University), 8/1/2020	479,921
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,546,295
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INSs), 4/15/2017	1,605,120
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,520,250
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,001,090
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,349,495
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,841,360
2,000,000	Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	1,901,760
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,643,812
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00% (Dauphin County, PA GTD), 12/15/2033	1,064,480
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	$1,091,480
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	999,990
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	512,400
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,391,840
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,281,554
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,116,200
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2028	1,128,985
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	409,164
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.13% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	1,003,850
1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,533,855
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,025,410
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.67%), 6/1/2028	699,937
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,000,590
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,024,650
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,036,360
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc. ), 11/15/2040	2,104,280
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,244,100
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,770,000	Pennsylvania HFA, SFM Revenue Bonds (Series 114C), 3.70%, 10/1/2042	$1,546,538
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,689,555
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,170,150
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.13% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,030,781
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037	1,066,380
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,115,760
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	1,010,300
1,130,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006A), 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2035	1,186,749
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,079,200
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,712,985
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,143,770
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,367,480
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,146,893
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	1,005,520
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,561,920
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	1,188,180
1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	1,313,538
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	$3,177,468
340,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	340,609
410,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University)/(United States Treasury PRF 7/15/2015@100), 7/15/2039	437,089
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.13% (Foundation for Indiana University of Pennsylvania )/( Syncora Guarantee, Inc. INS), 7/1/2039	1,929,740
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	6,174,174
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,079,220
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.13% (Original Issue Yield: 5.30%), 12/1/2040	2,071,880
1,430,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.30%, 12/1/2020	1,457,728
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,632,223
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,286,840
1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,585,635
3,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	3,158,160
1,600,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.63% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,522,640
2,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,125,240
1,210,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.63% (New Foundations Charter School), 12/15/2041	1,237,128
2,350,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC INS), 10/1/2037	2,372,184
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,181,840
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.63% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.88%), 7/1/2042	1,439,523
Semi-Annual Shareholder Report
6

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex), 7/1/2019	$1,256,350
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.63% (Beech Student Housing Complex), 7/1/2023	1,002,600
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,254,280
3,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	3,315,120
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	797,303
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.13% (United States Treasury PRF 7/15/2016 @ 100)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,480,990
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.13% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,288,210
915,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	929,420
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,122,012
3,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,210,270
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,359,100
2,165,000	Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.13% (United States Treasury PRF 7/15/2014@100), 7/15/2027	2,206,113
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,580,910
1,000,000	Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,052,030
1,000,000	South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(Original Issue Yield: 5.72%), 7/1/2029	1,046,710
1,295,000	Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,301,825
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2025	1,095,540
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,075,440
1,000,000	Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,152,830
500,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (CHE Trinity Healthcare Credit Group)/(Original Issue Yield: 5.15%), 11/15/2021	514,360
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.38% (CHE Trinity Healthcare Credit Group)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	$1,037,230
1,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (CHE Trinity Healthcare Credit Group)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,038,120
2,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (CHE Trinity Healthcare Credit Group), 11/15/2026	2,207,540
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2027	2,131,260
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,131,260
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,070,650
1,250,000	Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,255,900
400,000	Washington County, PA Authority, Lease Revenue Bonds, 7.88% (Escrowed In Treasuries COL), 12/15/2018	527,416
310,000	West View, PA Municipal Authority, SO Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	327,028
	TOTAL	217,525,147
	Puerto Rico—1.6%
1,750,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.50%, 7/1/2039	1,348,900
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	1,380,800
1,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	755,530
	TOTAL	3,485,230
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $215,699,221)	221,010,377
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Principal Amount		Value
	SHORT-TERM MUNICIPAL—0.3%[1]
	Pennsylvania—0.3%
$650,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.650%, 3/7/2014 (AT AMORTIZED COST)	$650,000
	TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $216,349,221)[2]	221,660,377
	OTHER ASSETS AND LIABILITIES - NET—1.2%[3]	2,748,902
	TOTAL NET ASSETS—100%	$224,409,279
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $216,325,307.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
CHE	—Catholic Health East
COL	—Collateralized
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SO	—Special Obligation
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements.
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.34	$11.20	$10.68	$10.92	$10.37	$10.70
Income From Investment Operations:
Net investment income	0.20	0.39	0.40	0.44	0.43	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.40	(0.87)	0.52	(0.25)	0.55	(0.34)
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.48)	0.92	0.19	0.98	0.13
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.40)	(0.43)	(0.43)	(0.46)
Net Asset Value, End of Period	$10.74	$10.34	$11.20	$10.68	$10.92	$10.37
Total Return[1]	5.91%	(4.41)%	8.80%	1.92%	9.60%	1.46%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.69%[2]	3.50%	3.63%	4.04%	4.04%	4.65%
Expense waiver/reimbursement[3]	0.13%[2]	0.10%	0.10%	0.11%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,264	$231,890	$275,974	$238,538	$270,219	$276,442
Portfolio turnover	1%	7%	15%	8%	12%	13%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.34	$11.20	$10.68	$10.92	$10.37	$10.69
Income from Investment Operations:
Net investment income	0.15	0.31	0.32	0.33[1]	0.35	0.39
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.40	(0.87)	0.52	(0.22)	0.54	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.56)	0.84	0.11	0.89	0.06
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.35)	(0.34)	(0.38)
Net Asset Value, End of Period	$10.74	$10.34	$11.20	$10.68	$10.92	$10.37
Total Return[2]	5.40%	(5.15)%	7.96%	1.13%	8.76%	0.77%
Ratios to Average Net Assets:
Net expenses	1.52%[3]	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.92%[3]	2.73%	2.87%	3.26%	3.27%	3.90%
Expense waiver/reimbursement[4]	0.11%[3]	0.08%	0.08%	0.09%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,145	$3,824	$5,137	$7,401	$16,071	$20,671
Portfolio turnover	1%	7%	15%	8%	12%	13%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $216,349,221)		$221,660,377
Cash		11,536
Income receivable		2,958,551
Receivable for shares sold		128,200
Receivable for investments sold		35,000
Prepaid expenses		12,939
TOTAL ASSETS		224,806,603
Liabilities:
Payable for shares redeemed	$283,376
Payable for shareholder services fee (Note 5)	43,575
Payable for portfolio accounting fees	37,448
Payable for transfer agent fee	20,985
Payable for distribution services fee (Note 5)	1,807
Payable for Directors'/Trustees' fees (Note 5)	35
Accrued expenses (Note 5)	10,098
TOTAL LIABILITIES		397,324
Net assets for 20,903,385 shares outstanding		$224,409,279
Net Assets Consist of:
Paid-in capital		$237,641,743
Net unrealized appreciation of investments		5,311,156
Accumulated net realized loss on investments		(18,523,377)
Distributions in excess of net investment income		(20,243)
TOTAL NET ASSETS		$224,409,279
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($221,264,364 ÷ 20,610,595 shares outstanding), no par value, unlimited shares authorized		$10.74
Offering price per share (100/95.50 of $10.74)		$11.25
Redemption proceeds per share		$10.74
Class B Shares:
Net asset value per share ($3,144,915 ÷ 292,790 shares outstanding), no par value, unlimited shares authorized		$10.74
Offering price per share		$10.74
Redemption proceeds per share (94.50/100 of $10.74)		$10.15
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest			$5,038,657
Expenses:
Investment adviser fee (Note 5)		$453,033
Administrative fee (Note 5)		88,455
Custodian fees		8,363
Transfer agent fees		63,921
Directors'/Trustees' fees (Note 5)		1,291
Auditing fees		12,561
Legal fees		6,148
Distribution services fee (Note 5)		12,618
Shareholder services fee (Note 5)		282,387
Portfolio accounting fees		44,728
Share registration costs		16,917
Printing and postage		17,129
Insurance premiums (Note 5)		2,234
Miscellaneous (Note 5)		1,692
TOTAL EXPENSES		1,011,477
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(121,978)
Reimbursement of shareholder services fee	(21,557)
TOTAL WAIVER AND REIMBURSEMENT		(143,535)
Net expenses			867,942
Net investment income			4,170,715
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(315,654)
Net change in unrealized appreciation (depreciation) of investments			9,059,374
Net realized and unrealized gain on investments			8,743,720
Change in net assets resulting from operations			$12,914,435
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,170,715	$9,540,979
Net realized gain (loss) on investments and futures contracts	(315,654)	612,605
Net change in unrealized appreciation/depreciation of investments	9,059,374	(21,511,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,914,435	(11,358,048)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,162,304)	(9,266,803)
Class B Shares	(49,287)	(127,508)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,211,591)	(9,394,311)
Share Transactions:
Proceeds from sale of shares	10,934,896	26,708,289
Net asset value of shares issued to shareholders in payment of distributions declared	2,873,016	6,351,162
Cost of shares redeemed	(33,815,926)	(57,703,448)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,008,014)	(24,643,997)
Change in net assets	(11,305,170)	(45,396,356)
Net Assets:
Beginning of period	235,714,449	281,110,805
End of period (including (distributions in excess of) undistributed net investment income of $(20,243) and $20,633, respectively)	$224,409,279	$235,714,449
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class B
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17

Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Semi-Annual Shareholder Report
18

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At February 28, 2014, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,034,409	$10,867,008	2,337,819	$26,164,523
Shares issued to shareholders in payment of distributions declared	267,551	2,825,254	565,355	6,228,032
Shares redeemed	(3,128,514)	(32,890,984)	(5,107,931)	(56,079,136)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,826,554)	$(19,198,722)	(2,204,757)	$(23,686,581)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,422	$67,888	48,697	$543,766
Shares issued to shareholders in payment of distributions declared	4,521	47,762	11,165	123,130
Shares redeemed	(88,003)	(924,942)	(148,489)	(1,624,312)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(77,060)	$(809,292)	(88,627)	$(957,416)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,903,614)	$(20,008,014)	(2,293,384)	$(24,643,997)
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $216,325,307. The net unrealized appreciation of investments for federal tax purposes was $5,335,070. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,946,098 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,611,028.
At August 31, 2013, the Fund had a capital loss carryforward of $18,230,236 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$161,254	$269,831	$431,085
2016	$213,566	N/A	$213,566
2017	$7,730,607	N/A	$7,730,607
2018	$9,851,417	N/A	$9,851,417
2019	$3,561	N/A	$3,561
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014 the Adviser voluntarily waived $121,978 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$12,618
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2014, FSC retained $5,964 of fees paid by the Fund. For the six months ended February 28, 2014, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2014, FSC retained $5,954 in sales charges from the sale of Class A Shares. FSC also retained $2,916 of CDSC relating to redemptions of Class A shares and $470 of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$278,181	$(21,557)
Class B Shares	4,206	—
TOTAL	$282,387	$(21,557)
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For the six months ended February 28, 2014, FSSC received $19,732 of Service Fees paid by the Fund.
Interfund Transactions
During the six months ended February 28, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,100,000 and $21,700,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014 were as follows:
Purchases	$1,528,295
Sales	$21,145,716
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2014, 32.1% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.3% of total investments.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,059.10	$3.83
Class B Shares	$1,000	$1,054.00	$7.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.76
Class B Shares	$1,000	$1,017.26	$7.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.75%
Class B Shares	1.52%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Municipal Securities Income Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 109,844,139.999 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	91,507,128.403	2,809,854.606
Maureen Lally-Green	92,819,244.677	1,497,738.332
Thomas M. O'Neill	92,644,697.917	1,672,285.092
P. Jerome Richey	92,746,737.657	1,570,245.352
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Pennsylvania Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923807
2032304 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	FMOAX
B	FMOBX
C	FMNCX
F	FHTFX
Institutional	FMYIX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2013 through February 28, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Special Tax	13.2%
Senior Care	13.0%
Hospital	12.3%
Industrial Development Bond/Pollution Control Revenue Bond	11.8%
Education	8.5%
Transportation	7.3%
General Obligation—State	7.0%
Tobacco	5.5%
Electric & Gas	5.5%
Water & Sewer	4.2%
Derivative Contracts[2,3]	0.0%
Other[4]	10.1%
Other Assets and Liabilities—Net[5]	1.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	For purposes of this table, sector classifications constitute 88.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.5%
		Alabama—2.8%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,261,820
2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	2,019,980
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	527,375
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,276,395
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,015,240
2,000,000		Jefferson County, AL Sewer System, Subordinate Lien Sewer Revenue Current Interest Warrants (Series 2013-D), 6.50% (Original Issue Yield: 6.85%), 10/1/2053	2,045,340
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	882,303
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,014,446
		TOTAL	13,042,899
		Alaska—0.6%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	450,100
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,135,700
		TOTAL	2,585,800
		Arizona—2.1%
4,000,000		Maricopa County, AZ Pollution Control Corp., PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,242,720
1,500,000		Maricopa County, AZ Pollution Control Corp., PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,677,525
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,534,054
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,043,520
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$430,000	[3,4]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	$458,070
		TOTAL	9,955,889
		California—8.5%
2,500,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	2,584,175
1,000,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,039,090
2,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2041	2,632,575
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,803,925
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,908,025
1,130,000	[3,4]	California Statewide CDA MFH, Revenue Bonds (Series 1999X), 6.65% TOBs (Magnolia City Lights Project), Mandatory Tender 7/1/2029	1,129,944
2,000,000		Chula Vista, CA, COPs, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,123,720
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	523,500
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 6.00% (Original Issue Yield: 6.40%), 1/15/2053	3,143,250
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	534,345
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	433,916
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	4,494,300
95,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	99,412
365,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2029	380,425
180,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2030	186,286
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00%, 11/1/2034	3,286,750
500,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	519,660
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,041,820
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area )/(Original Issue Yield: 6.53%), 10/1/2040	1,616,220
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	$166,407
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,470,525
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,148,200
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,268,960
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,292,287
990,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	963,042
		TOTAL	39,790,759
		Colorado—4.7%
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,941,960
536,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125% (United States Treasury PRF 12/1/2015@100), 12/1/2035	587,762
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,119,200
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,372,837
740,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	662,226
795,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	549,027
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	1,002,170
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	658,888
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long Term Care National Obligated Group), 11/15/2040	1,161,545
2,000,000	[2]	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,295,340
1,540,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2011A), 5.25% (Denver, CO City & County Department of Aviation)/(Original Issue Yield: 5.35%), 11/15/2022	1,784,167
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	$462,240
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	797,940
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,018,920
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc.)/(Original Issue Yield: 6.63%), 11/15/2028	2,354,540
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	969,055
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,082,620
		TOTAL	21,820,437
		Connecticut—0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,041,040
		Delaware—0.4%
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,050,047
		District of Columbia—0.6%
2,000,000		District of Columbia Revenue, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	1,801,800
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,095,766
		TOTAL	2,897,566
		Florida—6.3%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc.), 11/15/2042	2,705,220
285,000	[1,2]	Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	170,971
1,095,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	1,031,129
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	5,216
3,000,000	[3,4]	Collier County, FL IDA, Continuing Care Community Revenue Bonds (Series 2013A), 8.25% (Arlington of Naples)/(Original Issue Yield: 8.375%), 5/15/2049	3,019,920
755,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	725,925
910,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (United States Treasury PRF 5/1/2014@101)/(Original Issue Yield: 6.277%), 5/1/2034	920,028
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Lee County, FL IDA, Healthcare Facilities Refunding Revenue Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	$2,048,120
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,040,100
2,000,000		Martin County, FL IDA, Industrial Development Refunding Revenue Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	1,860,940
2,000,000	[3,4]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,052,520
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	1,000,360
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	600,066
2,000,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,839,660
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,447,600
690,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	700,302
310,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1, 7.375%, 5/1/2033	215,605
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,078,790
200,000		Tolomato Community Development District, FL, Special Assessment Refunding Revenue Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	190,610
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	9,923
465,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.55%, 5/1/2027	265,371
1,485,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,437,227
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017), (Original Issue Yield: 6.61%), 5/1/2039	40,378
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019), (Original Issue Yield: 6.61%), 5/1/2040	80,768
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$70,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022), (Original Issue Yield: 6.61%), 5/1/2040	$31,006
890,000	Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	646,505
1,000,000	Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	910,220
1,630,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,669,902
450,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	455,184
	TOTAL	29,199,568
	Georgia—1.9%
4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,587,680
770,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	804,827
1,600,000	Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,599,920
750,000	Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,413
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	929,450
	TOTAL	8,672,290
	Guam—0.9%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	529,275
1,000,000	Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,057,540
1,000,000	Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	917,480
1,000,000	Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,084,040
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	495,850
	TOTAL	4,084,185
	Hawaii—1.1%
3,660,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	3,989,363
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds(Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	$1,124,160
		TOTAL	5,113,523
		Idaho—0.5%
2,500,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 8.125% (Terraces of Boise)/(Original Issue Yield: 8.25%), 10/1/2049	2,521,750
		Illinois—6.5%
1,750,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	1,868,982
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,870,700
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	412,203
1,500,000		Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,675,380
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	857,940
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	888,190
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,132,587
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,447,230
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,020,990
485,785	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 5/15/2050	5
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012), 5.625% (Lutheran Home and Services Obligated Group), 5/15/2042	1,821,520
1,251,520	[1,2]	Illinois Finance Authority, Revenue Bonds {Series 2010A}, 6.125% (Clare at Water Tower), 5/15/2041	13
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,030,150
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,342,700
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,049,840
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	2,150,935
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00% (Original Issue Yield: 5.04%), 2/1/2039	1,017,980
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	$1,535,405
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	856,600
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,828,992
2,000,000		Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	2,072,280
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,477,875
		TOTAL	30,358,497
		Indiana—2.7%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,275,138
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,017,280
1,305,000		Indiana State Finance Authority Environmental Revenue, Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,327,289
4,000,000		Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	4,027,320
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Financial Group, Inc. INS), 7/1/2017	1,119,680
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	1,764,900
1,153,630	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	123,519
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	1,879,040
		TOTAL	12,534,166
		Iowa—1.1%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	2,900,160
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	997,160
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$1,715,000	[1,2]	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	$990,241
		TOTAL	4,887,561
		Kansas—1.6%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,204,960
280,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	279,983
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	924,030
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,908,266
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,989,580
45,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	47,565
		TOTAL	7,354,384
		Kentucky—0.3%
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,341,475
		Louisiana—2.4%
1,000,000		DeSoto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	1,021,010
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(Original Issue Yield: 6.05%), 1/1/2039	1,607,415
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	387,397
1,000,000		Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,121,950
3,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,149,550
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,295,520
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,510,230
		TOTAL	11,093,072
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maine—0.3%
$1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	$1,524,650
		Maryland—1.6%
2,000,000		Frederick County, MD, Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,086,620
1,060,000		Maryland State EDC., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,118,141
2,385,000		Maryland State EDC., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,449,347
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	393,511
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	1,034,484
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	512,725
		TOTAL	7,594,828
		Massachusetts—0.9%
1,063,562		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-1), 6.25% (Linden Ponds, Inc.), 11/15/2046	850,658
56,460		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-2), 5.50% (Linden Ponds, Inc.), 11/15/2046	40,263
280,825	[5]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011B)(Linden Ponds, Inc.), 11/15/2056	1,317
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,371,080
296,578	[1,2,3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	2,966
593,225	[1,2,3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	5,932
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue Yield: 7.00%), 10/1/2033	1,000,670
		TOTAL	4,272,886
		Michigan—3.7%
1,000,000		Dearborn, MI EDC., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	1,002,520
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,049,870
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,027,620
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,500,000	[6]	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	$1,452,930
4,000,000	[6]	Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2033	3,922,000
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	981,610
2,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,611,000
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,105,600
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,121,010
		TOTAL	17,274,160
		Minnesota—2.8%
2,000,000		Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	2,069,540
2,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,037,700
1,500,000		Forest Lake, MN, Charter School Lease Revenue Bonds (Series 2014A), 5.75% (Lakes International Language Academy), 8/1/2044	1,510,440
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	1,030,440
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School)/(United States Treasury PRF 6/1/2014 @ 102), 12/1/2033	518,275
500,000		St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	498,160
930,000		St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2029	916,487
1,740,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,709,620
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,783,490
		TOTAL	13,074,152
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	975,457
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Missouri—1.2%
$1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	$1,118,710
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,351,180
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,000,730
	TOTAL	5,470,620
	Nebraska—0.6%
2,500,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs & Co. GTD), 9/1/2037	2,588,425
	Nevada—1.4%
1,000,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	873,420
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,487,400
450,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	390,447
865,000	North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	857,111
	TOTAL	6,608,378
	New Jersey—2.2%
1,315,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,447,526
1,550,000	New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,503,996
1,500,000	New Jersey EDA, Special Facilities Revenue Bonds (Series 2003), 5.50% (Continental Airlines, Inc.), 6/1/2033	1,448,070
2,500,000	New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (Continental Airlines, Inc.), 9/15/2029	2,436,950
1,125,000	New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (Continental Airlines, Inc.), 11/15/2030	1,124,899
1,000,000	New Jersey State EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	974,030
1,200,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,404,828
	TOTAL	10,340,299
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Mexico—0.6%
$2,125,000	Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	$2,125,361
1,000,000	New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Refunding Revenue Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	824,540
	TOTAL	2,949,901
	New York—4.8%
1,495,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,606,378
1,285,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,402,089
2,000,000	Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,090,400
1,000,000	New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	930,580
1,500,000	New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,507,875
5,500,000	New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,040,045
1,120,000	Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,087,811
1,185,000	Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,178,589
1,000,000	Niagara Area Development Corporation, NY, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	959,880
2,500,000	Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,720,800
4,700,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	3,682,685
	TOTAL	22,207,132
	North Carolina—0.9%
2,335,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,545,010
500,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	495,240
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,000,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	$1,067,730
	TOTAL	4,107,980
	Ohio—3.8%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	2,060,020
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,667,720
3,655,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,249,587
1,500,000	Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,624,290
2,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,615,200
2,910,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,252,361
2,355,000	Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,501,057
1,500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,045,935
750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	711,638
	TOTAL	17,727,808
	Oklahoma—1.5%
1,000,000	Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	976,000
1,000,000	Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,009,910
3,000,000	Tulsa, OK Airport Improvement Trust, Refunding Revenue Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	2,908,350
2,000,000	Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,125,600
	TOTAL	7,019,860
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—0.2%
$1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	$898,850
		Pennsylvania—5.5%
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,130,136
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	877,802
2,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	2,102,480
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,932,548
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,485,562
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School )/(Original Issue Yield: 6.45%), 12/15/2037	1,522,995
2,000,000		Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	1,784,940
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	992,500
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,762,040
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	856,485
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,012,380
1,205,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,232,016
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,435,213
2,000,000		Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,244,640
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,580,910
560,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	553,694
		TOTAL	25,506,341
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—1.5%
$1,470,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.00%, 7/1/2020	$1,212,088
3,000,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2003A), 5.00% (Original Issue Yield: 5.02%), 7/1/2033	2,203,740
2,500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	1,837,600
2,500,000	Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2012U), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.375%), 7/1/2042	1,786,750
	TOTAL	7,040,178
	Rhode Island—1.0%
4,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,507,240
	South Carolina—1.3%
1,370,000	Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	1,300,267
800,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	732,560
750,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	640,688
500,000	South Carolina Jobs-EDA, Health Facilities Revenue Bonds (Series 2013), 5.00% (Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.09%), 5/1/2043	423,025
1,000,000	South Carolina Jobs-EDA, Health Facilities Revenue Bonds (Series 2013), 5.125% (Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.14%), 5/1/2048	847,050
2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	2,109,240
	TOTAL	6,052,830
	South Dakota—0.2%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	862,160
	Tennessee—1.2%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,067,650
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,675,200
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2023	$3,068,650
	TOTAL	5,811,500
	Texas—7.4%
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,016,780
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	993,480
755,000	Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	804,928
2,000,000	Cass County, TX IDC., Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,459,020
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,057,260
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,056,770
2,000,000	Clifton Higher Education Finance Corporation, TX, 6.00% (Idea Public Schools), 8/15/2043	2,149,300
750,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	779,933
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	487,395
2,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	2,025,780
515,000	Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	488,709
1,665,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	1,745,469
1,000,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,001,380
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (Continental Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,561,455
1,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,000,120
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,044,300
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	603,705
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	$2,016,420
2,000,000		Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	2,118,560
1,000,000		Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,125,240
1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,760,475
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	1,097,510
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	206,330
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,169,412
2,000,000		Texas State Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.), 2/15/2040	2,140,480
2,500,000		Travis County, TX HFDC., First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,560,325
		TOTAL	34,470,536
		Utah—0.8%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	761,384
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,565,760
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,208,367
		TOTAL	3,535,511
		Virginia—2.6%
1,500,000		Chesterfield County, VA EDA, PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,659,450
1,000,000		Dulles Town Center Community Development Authority, VA, Special Assessment Refunding Bonds (Series 2012), 4.25% (Original Issue Yield: 4.28%), 3/1/2026	921,820
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,543,488
1,500,000		Peninsula Town Center CDA, VA, SO Bonds (Series 2007), 6.35%, 9/1/2028	1,563,435
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,000,000		Peninsula Town Center CDA, VA, SO Bonds (Series 2007), 6.45%, 9/1/2037	$1,037,340
2,535,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	2,526,229
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	2,974,575
		TOTAL	12,226,337
		Washington—1.5%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	909,180
1,250,000		Tacoma, WA Consolidated Local Improvement District No. 65, Bonds, 5.75%, 4/1/2043	1,208,962
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	969,604
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,561,335
2,500,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.50% (Rockwood Retirement Communities), 1/1/2049	2,517,325
		TOTAL	7,166,406
		West Virginia—0.6%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	652,570
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,008,640
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,020,660
		TOTAL	2,681,870
		Wisconsin—2.0%
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.950%), 5/1/2033	5,979,841
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	976,738
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(United States Treasury PRF 8/15/2014@100)/(Original Issue Yield: 6.95%), 8/15/2034	1,030,510
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$1,500,000		Wisconsin State Public Finance Authority, Senior Airport Facilities Revenue Refunding Bonds (Series 2012B), 5.00% (TrIPs Obligated Group)/(Original Issue Yield: 5.15%), 7/1/2042	$1,328,235
		TOTAL	9,315,324
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $457,097,532)	454,156,527
		CORPORATE BONDS—0.2%
		Multi State—0.2%
4,000,000	[3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (IDENTIFIED COST $3,989,000)	848,960
		SHORT-TERM MUNICIPALS—0.7%[7]
		Michigan—0.1%
250,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 3/7/2014	250,000
		New York—0.0%
200,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.030%, 3/3/2014	200,000
		Virginia—0.6%
2,950,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.050%, 3/3/2014	2,950,000
		TOTAL SHORT-TERM MUNICIPALS—0.7% (AT AMORTIZED COST)	3,400,000
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $464,486,532)[8]	458,405,487
		OTHER ASSETS AND LIABILITIES - NET—1.6%[9]	7,499,138
		TOTAL NET ASSETS—100%	$465,904,625
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1U.S Treasury Note, 10-Year Futures	200	$24,906,250	June 2014	$(120,148)
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these liquid restricted securities amounted to $21,302,814, which represented 4.6% of total net assets.
Semi-Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2014, these liquid restricted securities amounted to $20,453,854, which represented 4.4% of total net assets.
5	Zero coupon bond.
6	Obligor has filed for bankruptcy protection.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At February 28, 2014, the cost of investments for federal tax purposes was $463,894,099.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$454,156,527	$—	$454,156,527
Corporate Bonds	—	848,960	—	848,960
Short-Term Municipals	—	3,400,000	—	3,400,000
TOTAL SECURITIES	$—	$458,405,487	$—	$458,405,487
OTHER FINANCIAL INSTRUMENTS[1]	$(120,148)	$—	$—	$(120,148)
1	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificates of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$8.11	$8.95	$8.21	$8.59	$7.76	$8.72
Income From Investment Operations:
Net investment income	0.21	0.40	0.42	0.45	0.49	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.39	(0.84)	0.74	(0.36)	0.83	(0.96)
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.44)	1.16	0.09	1.32	(0.47)
Less Distributions:
Distributions from net investment income	(0.21)	(0.40)	(0.42)	(0.47)	(0.49)	(0.49)
Net Asset Value, End of Period	$8.50	$8.11	$8.95	$8.21	$8.59	$7.76
Total Return[2]	7.48%	(5.17)%	14.58%	1.29%	17.42%	(4.87)%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	0.89%	0.85%	0.77%	0.79%[4]
Net investment income	4.99%[3]	4.53%	4.88%	5.57%	5.93%	6.65%
Expense waiver/reimbursement[5]	0.17%[3]	0.15%	0.15%	0.22%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$216,033	$215,101	$239,911	$190,003	$229,217	$180,422
Portfolio turnover	8%	17%	14%	28%	18%	24%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.79% for the year ended August 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$8.11	$8.95	$8.21	$8.59	$7.75	$8.71
Income from Investment Operations:
Net investment income	0.19	0.36	0.36	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.37	(0.86)	0.74	(0.38)	0.82	(0.97)
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.50)	1.10	0.03	1.26	(0.52)
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.36)	(0.41)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.49	$8.11	$8.95	$8.21	$8.59	$7.75
Total Return[2]	6.96%	(5.88)%	13.72%	0.55%	16.69%	(5.59)%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.64%	1.64%	1.60%	1.53%	1.54%[4]
Net investment income	4.23%[3]	3.76%	4.15%	4.82%	5.19%	5.90%
Expense waiver/reimbursement[5]	0.17%[3]	0.15%	0.15%	0.22%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,741	$15,620	$22,783	$24,122	$36,952	$41,094
Portfolio turnover	8%	17%	14%	28%	18%	24%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.54% for the year ended August 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value Beginning of Period	$8.11	$8.95	$8.21	$8.59	$7.75	$8.72
Income from Investment Operations:
Net investment income	0.18	0.34	0.36	0.39	0.43	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.38	(0.84)	0.74	(0.36)	0.83	(0.97)
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.50)	1.10	0.03	1.26	(0.53)
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.36)	(0.41)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.49	$8.11	$8.95	$8.21	$8.59	$7.75
Total Return[2]	6.96%	(5.88)%	13.72%	0.54%	16.69%	(5.69)%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.64%	1.64%	1.60%	1.53%	1.54%[4]
Net investment income	4.23%[3]	3.78%	4.13%	4.82%	5.18%	5.91%
Expense waiver/reimbursement[5]	0.17%[3]	0.15%	0.15%	0.22%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,012	$53,002	$61,295	$46,925	$52,785	$40,630
Portfolio turnover	8%	17%	14%	28%	18%	24%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.54% for the year ended August 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$8.11	$8.95	$8.21	$8.59	$7.76	$8.72
Income from Investment Operations:
Net investment income	0.21	0.40	0.42	0.45	0.49	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.39	(0.84)	0.74	(0.36)	0.83	(0.96)
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.44)	1.16	0.09	1.32	(0.47)
Less Distributions:
Distributions from net investment income	(0.21)	(0.40)	(0.42)	(0.47)	(0.49)	(0.49)
Net Asset Value, End of Period	$8.50	$8.11	$8.95	$8.21	$8.59	$7.76
Total Return[2]	7.48%	(5.17)%	14.58%	1.29%	17.42%	(4.87)%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	0.89%	0.85%	0.77%	0.79%[4]
Net investment income	4.99%[3]	4.53%	4.89%	5.57%	5.93%	6.66%
Expense waiver/reimbursement[5]	0.17%[3]	0.15%	0.15%	0.22%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,856	$178,932	$203,396	$177,290	$200,948	$162,315
Portfolio turnover	8%	17%	14%	28%	18%	24%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.79% for the year ended August 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/28/2014	Year Ended 08/31/2013[1]
Net Asset Value, Beginning of Period	$8.11	$8.88
Income from Investment Operations:
Net investment income	0.22	0.09
Net realized and unrealized gain (loss) on investments and futures contracts	0.39	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.69)
Less Distributions:
Distributions from net investment income	(0.22)	(0.08)
Net Asset Value, End of Period	$8.50	$8.11
Total Return[2]	7.62%	(7.83)%
Ratios to Average Net Assets:
Net expenses	0.64%[3]	0.64%[3]
Net investment income	5.27%[3]	6.05%[3]
Expense waiver/reimbursement[4]	0.18%[3]	0.21%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,262	$2,426
Portfolio turnover	8%	17%[5]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $464,486,532)		$458,405,487
Cash		45,379
Restricted cash (Note 2)		295,000
Income receivable		7,085,174
Receivable for investments sold		1,025,379
Receivable for shares sold		922,749
Receivable for daily variation margin		43,750
TOTAL ASSETS		467,822,918
Liabilities:
Payable for investments purchased	$1,125,000
Payable for shares redeemed	567,028
Payable for shareholder services fee (Note 5)	84,416
Payable for portfolio accounting fees	49,596
Payable for distribution services fee (Note 5)	36,152
Payable for Directors'/Trustees' fees (Note 5)	16
Accrued expenses (Note 5)	56,085
TOTAL LIABILITIES		1,918,293
Net assets for 54,818,944 shares outstanding		$465,904,625
Net Assets Consist of:
Paid-in capital		$543,646,821
Net unrealized depreciation of investments and futures contracts		(6,201,193)
Accumulated net realized loss on investments and futures contracts		(71,893,140)
Undistributed net investment income		352,137
TOTAL NET ASSETS		$465,904,625
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($216,033,291 ÷ 25,415,549 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share (100/95.50 of $8.50)	$8.90
Redemption proceeds per share	$8.50
Class B Shares:
Net asset value per share ($13,740,634 ÷ 1,617,724 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share	$8.49
Redemption proceeds per share (94.50/100 of $8.49)	$8.02
Class C Shares:
Net asset value per share ($50,012,396 ÷ 5,887,693 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share	$8.49
Redemption proceeds per share (99.00/100 of $8.49)	$8.41
Class F Shares:
Net asset value per share ($179,855,812 ÷ 21,160,825 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share (100/99.00 of $8.50)	$8.59
Redemption proceeds per share (99.00/100 of $8.50)	$8.42
Institutional Shares:
Net asset value per share ($6,262,492 ÷ 737,153 shares outstanding), no par value, unlimited shares authorized	$8.50
Offering price per share	$8.50
Redemption proceeds per share	$8.50
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Interest		$13,430,062
Expenses:
Investment adviser fee (Note 5)	$1,370,094
Administrative fee (Note 5)	178,340
Custodian fees	13,774
Transfer agent fee	148,325
Directors'/Trustees' fees (Note 5)	2,185
Auditing fees	14,628
Legal fees	6,365
Distribution services fee (Note 5)	242,496
Shareholder services fee (Note 5)	562,356
Account administration fee (Note 2)	1,266
Portfolio accounting fees	58,856
Share registration costs	39,272
Printing and postage	31,023
Insurance premiums (Note 5)	2,451
Miscellaneous (Note 5)	4,494
TOTAL EXPENSES	2,675,925
Waiver of investment adviser fee (Note 5)	(397,185)
Net expenses		2,278,740
Net investment income		11,151,322
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(2,276,907)
Net realized loss on futures contracts		(218,331)
Net change in unrealized appreciation of investments		24,163,225
Net change in unrealized depreciation of futures contracts		(148,250)
Net realized and unrealized gain on investments		21,519,737
Change in net assets resulting from operations		$32,671,059
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,151,322	$23,818,891
Net realized loss on investments and futures contracts	(2,495,238)	(2,438,258)
Net change in unrealized appreciation/depreciation of investments and futures contracts	24,014,975	(48,089,777)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,671,059	(26,709,144)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,347,899)	(11,372,294)
Class B Shares	(305,742)	(791,649)
Class C Shares	(1,097,072)	(2,406,363)
Class F Shares	(4,454,675)	(9,299,876)
Institutional Shares	(113,908)	(187)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,319,296)	(23,870,369)
Share Transactions:
Proceeds from sale of shares	45,687,061	103,323,478
Net asset value of shares issued to shareholders in payment of distributions declared	9,862,060	20,623,079
Cost of shares redeemed	(76,078,602)	(135,670,001)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,529,481)	(11,723,444)
Change in net assets	822,282	(62,302,957)
Net Assets:
Beginning of period	465,082,343	527,385,300
End of period (including undistributed net investment income of $352,137 and $520,111, respectively)	$465,904,625	$465,082,343
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.
Semi-Annual Shareholder Report

For the six months ended February 28, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$562
Class F Shares	704
TOTAL	$1,266
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, held at February 28, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006-2/16/2007	$3,989,000	$848,960
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
The average notional value of futures contracts held by the Fund throughout the period was $14,303,795. This is based on amounts held as of each month-end throughout the six-month period.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(120,148)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six-Months Ended February 28, 2014
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(218,331)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(148,250)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,661,196	$30,118,376	6,959,731	$62,555,415
Shares issued to shareholders in payment of distributions declared	571,674	4,690,938	1,111,256	9,885,188
Shares redeemed	(5,327,329)	(43,783,167)	(8,355,249)	(73,574,560)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,094,459)	$(8,973,853)	(284,262)	$(1,133,957)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	60,741	$504,080	270,193	$2,437,019
Shares issued to shareholders in payment of distributions declared	33,906	278,101	79,356	706,506
Shares redeemed	(403,400)	(3,317,318)	(969,325)	(8,553,078)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(308,753)	$(2,535,137)	(619,776)	$(5,409,553)
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	437,101	$3,607,787	1,474,483	$13,261,170
Shares issued to shareholders in payment of distributions declared	118,689	973,716	235,625	2,095,408
Shares redeemed	(1,204,430)	$(9,908,320)	(2,023,629)	(17,748,118)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(648,640)	$(5,326,817)	(313,521)	$(2,391,540)

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	784,377	$6,485,701	2,514,553	$22,487,400
Shares issued to shareholders in payment of distributions declared	467,235	3,833,611	892,320	7,935,790
Shares redeemed	(2,144,875)	(17,635,198)	(4,070,464)	(35,651,626)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(893,263)	$(7,315,886)	(663,591)	$(5,228,436)

	Six Months Ended 2/28/2014		Period Ended 8/31/2013[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	601,176	$4,971,117	316,724	$2,582,474
Shares issued to shareholders in payment of distributions declared	10,436	85,694	23	187
Shares redeemed	(173,642)	(1,434,599)	(17,564)	(142,619)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	437,970	$3,622,212	299,183	$2,440,042
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,507,145)	$(20,529,481)	(1,581,967)	$(11,723,444)
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $463,894,099. The net unrealized depreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from futures contracts was $5,488,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,141,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,630,410.
At August 31, 2013, the Fund had a capital loss carryforward of $68,469,340 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Semi-Annual Shareholder Report

for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 5,106,953	$19,573,487	$ 24,680,440
2014	$ 1,161,133	NA	$ 1,161,133
2017	$ 20,198,309	NA	$ 20,198,309
2018	$ 19,483,511	NA	$ 19,483,511
2019	$ 2,945,947	NA	$ 2,945,947
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Adviser voluntarily waived $397,185 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$53,004
Class C Shares	189,492
TOTAL	$242,496
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2014, FSC retained $51,367 of fees paid by the Fund. For the six months ended February 28, 2014, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2014, FSC retained $13,919 in sales charges from the sale of Class A Shares and $1,409 from the sale of Class F Shares. FSC also retained $15,029 of CDSC relating to redemptions of Class A Shares, $17,382 related to redemptions of Class B Shares, $1,800 related to redemptions of Class C Shares and $27,072 related to redemptions of Class F Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$263,260
Class B Shares	17,668
Class C Shares	63,164
Class F Shares	218,264
TOTAL	$562,356
For the six months ended February 28, 2014, FSSC received $19,616 of fees paid by the Fund.
Interfund Transactions
During the six months ended February 28, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $65,965,000 and $77,400,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014, were as follows:
Purchases	$ 37,484,345
Sales	$ 60,630,242
7. INVESTMENT RISK
Although the Fund has a diversified portfolio, the Fund has 51.5% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,074.80	$4.58
Class B Shares	$1,000	$1,069.60	$8.42
Class C Shares	$1,000	$1,069.60	$8.42
Class F Shares	$1,000	$1,074.80	$4.58
Institutional Shares	$1,000	$1,076.20	$3.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.38	$4.46
Class B Shares	$1,000	$1,016.66	$8.20
Class C Shares	$1,000	$1,016.66	$8.20
Class F Shares	$1,000	$1,020.38	$4.46
Institutional Shares	$1,000	$1,021.62	$3.21
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Institutional Shares	0.64%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Municipal Securities Income Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 109,844,139.999 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	91,507,128.403	2,809,854.606
Maureen Lally-Green	92,819,244.677	1,497,738.332
Thomas M. O'Neill	92,644,697.917	1,672,285.092
P. Jerome Richey	92,746,737.657	1,570,245.352
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal High Yield Advantage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014